Retirement Benefit Schemes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Defined Benefit Amounts Recognised in Balance Sheets

The amounts recognised in the balance sheet are determined as follows:

s
	Pension schemes		Healthcare schemes		Total

	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m

Present value of funded scheme liabilities	(11,454)	(11,031)	(272)	(286)	(11,726)	(11,317)

Fair value of funded scheme assets	11,682	11,747	178	178	11,860	11,925

	228	716	(94)	(108)	134	608

Unrecognised funded scheme surpluses	(28)	(20)	–	–	(28)	(20)

	200	696	(94)	(108)	106	588

Present value of unfunded scheme liabilities	(578)	(531)	(557)	(575)	(1,135)	(1,106)

	(378)	165	(651)	(683)	(1,029)	(518)

The above net (liability)/asset is recognised in the balance sheet as follows:

– retirement benefit scheme liabilities	(807)	(982)	(652)	(683)	(1,459)	(1,665)

– retirement benefit scheme assets	429	1,147	1	-	430	1,147

					-
	(378)	165	(651)	(683)	(1,029)	(518)

The net liabilities of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total

	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m

– US	(4,945)	(4,835)	4,818	4,464	(127)	(371)

– UK	(3,214)	(2,962)	3,533	4,016	319	1,054

– Germany	(958)	(949)	928	948	(30)	(1)

– Canada	(738)	(694)	747	708	9	14

– Netherlands	(778)	(782)	814	793	36	11

– Switzerland	(333)	(326)	294	283	(39)	(43)

– Rest of Group	(488)	(483)	548	535	60	52

					-
Funded schemes	(11,454)	(11,031)	11,682	11,747	228	716

The movements in funded scheme assets are as follows:

	Pension schemes		Healthcare schemes		Total

	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m

Fair value of scheme assets at 1 January	11,747	12,157	178	193	11,925	12,350

Differences on exchange	(326)	262	(6)	8	(332)	270

Settlements	–	(10)	–	–	–	(10)

Interest on scheme assets	388	362	8	8	396	370

Company contributions	82	176	–	45	82	221

Contributions by scheme members	3	–	–	–	3	–

Benefits paid	(704)	(684)	(17)	(61)	(721)	(745)

Actuarial gains/(losses)	492	(516)	15	(15)	507	(531)

					-
Fair value of scheme assets at 31 December	11,682	11,747	178	178	11,860	11,925

	Pension schemes		Healthcare schemes		Total

	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m

Equities ‒ listed	1,221	1,133	7	5	1,228	1,138

Equities ‒ unlisted	1,025	930	68	59	1,093	989

Bonds ‒ listed	2,739	5,925	7	11	2,746	5,936

Bonds ‒ unlisted	2,417	1,672	74	84	2,491	1,756

Other assets ‒ listed	549	618	13	10	562	628

Other assets ‒ unlisted	3,731	1,469	9	9	3,740	1,478

					-
Fair value of scheme assets at 31 December	11,682	11,747	178	178	11,860	11,925

Schedule of Defined Benefit Amounts Recognised in Income Statement

The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total

	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m

Defined benefit schemes

Service cost

– current service cost	92	95	2	2	94	97

– past service cost/(credit), curtailments and settlements	7	–	–	(1)	7	(1)

Net interest on the net defined benefit liability

– interest on scheme liabilities	391	364	34	33	425	397

– interest on scheme assets	(388)	(362)	(8)	(8)	(396)	(370)

– interest on unrecognised funded scheme surpluses	–	2	–	–	–	2

	102	99	28	26	130	125

Defined contribution schemes	97	87	–	–	97	87

Total amount recognised in the income statement (note 3(a))	199	186	28	26	227	212

The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total

	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m

Present value at 1 January	11,562	12,077	861	948	12,423	13,025

Differences on exchange	(343)	295	(30)	43	(373)	338

Current service cost	94	95	2	2	96	97

Past service cost/(credit) & settlements	7	(10)	–	(1)	7	(11)

Interest on scheme liabilities	391	364	34	33	425	397

Contributions by scheme members	–	2	–	–	–	2

Benefits paid	(743)	(694)	(63)	(62)	(806)	(756)

Actuarial (gains)/losses

– arising from changes in demographic assumptions	(84)	(12)	(10)	(4)	(94)	(16)

– arising from changes in financial assumptions	1,105	(547)	70	(49)	1,175	(596)

Experience gains	43	(8)	(35)	(49)	8	(57)

					-
Present value at 31 December	12,032	11,562	829	861	12,861	12,423

Scheme liabilities by scheme membership:

					`
	Pension schemes		Healthcare schemes		Total

	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m

Active members	1,895	1,785	59	55	1,954	1,840

Deferred members	1,308	1,259	2	2	1,310	1,261

Retired members	8,829	8,518	768	804	9,597	9,322

Present value at 31 December	12,032	11,562	829	861	12,861	12,423

Disclosure - Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income

The movements in the unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total

	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m

Unrecognised funded scheme surpluses at 1 January	(20)	(23)	(18)	–	–	–	(20)	(23)	(18)

Differences on exchange	(1)	1	3	–	–	–	(1)	1	3

Interest on unrecognised funded scheme surpluses	–	(2)	(2)	–	–	–	–	(2)	(2)

Movement in year (note 18)	(7)	4	(6)	–	–	–	(7)	4	(6)

Unrecognised funded scheme surpluses at 31 December	(28)	(20)	(23)	–	–	–	(28)	(20)	(23)

Disclosure - Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans

The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following territories are shown below. In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date.

	2019						2018

	US	UK	Germany	Canada	Netherlands	Switzerland	US	UK	Germany	Canada	Netherlands	Switzerland

Rate of increase in salaries (%)	3.4	3.0	0.6	3.0	2.1	1.3	3.9	3.2	1.7	3.0	2.1	1.3

Rate of increase in pensions in payment (%)	2.5	3.0	0.4	Nil	0.9	Nil	2.5	3.2	1.1	Nil	1.1	Nil

Rate of increase in deferred pensions (%)	–	2.2	0.4	Nil	0.9	–	–	2.2	1.1	Nil	1.1	–

Discount rate (%)	3.3	2.0	0.3	3.0	1.1	0.1	4.3	2.9	1.3	3.8	1.8	0.9

General inflation (%)	2.5	3.0	0.4	2.0	2.0	1.1	2.5	3.2	1.1	2.0	2.0	1.1

	2019						2018

	US	UK	Germany	Canada	Netherlands	Switzerland	US	UK	Germany	Canada	Netherlands	Switzerland

Weighted average duration of liabilities (years)	11.4	16.1	14.0	11.0	17.8	13.9	10.8	16.0	8.2	10.5	17.5	12.8

Mortality assumptions are subject to regular review. The principal schemes used the following tables:

US	PRI-2012 mortality tables without collar or amount, projected with MP-2019 generational projection (2018: RP-2018 and MP-2018)
UK	S2PA (YOB) with the CMI (2018) improvement model with a 1.25% long term improvement rate (2018: CMI (2017))
Germany	RT Heubeck 2018 G (both years)
Canada	CPM-2014 Private Table (both years)
Netherlands	AG Prognosetafel 2018 (both years)
Switzerland	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)

Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	US		UK		Germany		Canada		Netherlands		Switzerland

	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female

31 December 2019

Member age 65 (current life expectancy)	20.6	22.6	22.4	23.9	20.2	23.7	21.6	23.9	21.0	24.3	21.8	23.8

Member age 45 (life expectancy at age 65)	22.2	24.1	24.0	25.2	23.0	25.9	22.6	24.9	23.4	26.3	23.7	25.7

31 December 2018

Member age 65 (current life expectancy)	20.7	22.7	22.6	24.1	17.0	20.6	21.5	23.9	20.8	24.5	21.8	23.8

Member age 45 (life expectancy at age 65)	22.3	24.2	24.2	25.4	19.8	22.8	22.5	24.8	23.1	26.5	23.6	25.6

The valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2019 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	0.25 percentage point increase £m	0.25 percentage point decrease £m

Average life expectancy – increase/(decrease) of scheme liabilities	387	(385)

Rate of inflation – increase/(decrease) of scheme liabilities			173	(163)

Discount rate – (decrease)/increase of scheme liabilities			(350)	367